Contingent Liabilities and Commitments - Summary of Payment Guarantees are Exposed to Credit Risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
The financial instruments applying 12-month expected credit losses
Disclosure of internal credit grades [line items]
Credit exposure	₩ 17,009,969	₩ 17,603,349
The financial instruments applying 12-month expected credit losses | Confirmed acceptances and guarantees
Disclosure of internal credit grades [line items]
Credit exposure	13,091,303	13,999,617
The financial instruments applying 12-month expected credit losses | Confirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [line items]
Credit exposure	11,052,820	12,022,664
The financial instruments applying 12-month expected credit losses | Confirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [line items]
Credit exposure	1,914,728	1,870,438
The financial instruments applying 12-month expected credit losses | Confirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [line items]
Credit exposure	105,144	98,224
The financial instruments applying 12-month expected credit losses | Confirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [line items]
Credit exposure	10,207	8,291
The financial instruments applying 12-month expected credit losses | Confirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [line items]
Credit exposure	8,404	0
The financial instruments applying 12-month expected credit losses | Unconfirmed acceptances and guarantees
Disclosure of internal credit grades [line items]
Credit exposure	3,918,666	3,603,732
The financial instruments applying 12-month expected credit losses | Unconfirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [line items]
Credit exposure	3,509,754	2,281,647
The financial instruments applying 12-month expected credit losses | Unconfirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [line items]
Credit exposure	403,592	1,306,932
The financial instruments applying 12-month expected credit losses | Unconfirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [line items]
Credit exposure	4,526	13,982
The financial instruments applying 12-month expected credit losses | Unconfirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [line items]
Credit exposure	794	1,171
The financial instruments applying 12-month expected credit losses | Unconfirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Non-impaired
Disclosure of internal credit grades [line items]
Credit exposure	307,522	78,590
Non-impaired | Confirmed acceptances and guarantees
Disclosure of internal credit grades [line items]
Credit exposure	262,763	43,192
Non-impaired | Confirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [line items]
Credit exposure	201,686	0
Non-impaired | Confirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [line items]
Credit exposure	35,378	23,840
Non-impaired | Confirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [line items]
Credit exposure	16,615	16,147
Non-impaired | Confirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [line items]
Credit exposure	5,410	2,975
Non-impaired | Confirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [line items]
Credit exposure	3,674	230
Non-impaired | Unconfirmed acceptances and guarantees
Disclosure of internal credit grades [line items]
Credit exposure	44,759	35,398
Non-impaired | Unconfirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [line items]
Credit exposure	4,180	2,441
Non-impaired | Unconfirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [line items]
Credit exposure	20,047	15,349
Non-impaired | Unconfirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [line items]
Credit exposure	12,319	14,781
Non-impaired | Unconfirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [line items]
Credit exposure	7,809	2,652
Non-impaired | Unconfirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [line items]
Credit exposure	404	175
Impaired
Disclosure of internal credit grades [line items]
Credit exposure	14,829	19,951
Impaired | Confirmed acceptances and guarantees
Disclosure of internal credit grades [line items]
Credit exposure	13,635	17,351
Impaired | Confirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Impaired | Confirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Impaired | Confirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [line items]
Credit exposure	180	0
Impaired | Confirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [line items]
Credit exposure	503	457
Impaired | Confirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [line items]
Credit exposure	12,952	16,894
Impaired | Unconfirmed acceptances and guarantees
Disclosure of internal credit grades [line items]
Credit exposure	1,194	2,600
Impaired | Unconfirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Impaired | Unconfirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Impaired | Unconfirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Impaired | Unconfirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [line items]
Credit exposure	20	21
Impaired | Unconfirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [line items]
Credit exposure	1,174	2,579
The financial instruments applying lifetime expected credit losses
Disclosure of internal credit grades [line items]
Credit exposure	17,332,320	17,701,890
The financial instruments applying lifetime expected credit losses | Confirmed acceptances and guarantees
Disclosure of internal credit grades [line items]
Credit exposure	13,367,701	14,060,160
The financial instruments applying lifetime expected credit losses | Confirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [line items]
Credit exposure	11,254,506	12,022,664
The financial instruments applying lifetime expected credit losses | Confirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [line items]
Credit exposure	1,950,106	1,894,278
The financial instruments applying lifetime expected credit losses | Confirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [line items]
Credit exposure	121,939	114,371
The financial instruments applying lifetime expected credit losses | Confirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [line items]
Credit exposure	16,120	11,723
The financial instruments applying lifetime expected credit losses | Confirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [line items]
Credit exposure	25,030	17,124
The financial instruments applying lifetime expected credit losses | Unconfirmed acceptances and guarantees
Disclosure of internal credit grades [line items]
Credit exposure	3,964,619	3,641,730
The financial instruments applying lifetime expected credit losses | Unconfirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [line items]
Credit exposure	3,513,934	2,284,088
The financial instruments applying lifetime expected credit losses | Unconfirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [line items]
Credit exposure	423,639	1,322,281
The financial instruments applying lifetime expected credit losses | Unconfirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [line items]
Credit exposure	16,845	28,763
The financial instruments applying lifetime expected credit losses | Unconfirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [line items]
Credit exposure	8,623	3,844
The financial instruments applying lifetime expected credit losses | Unconfirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [line items]
Credit exposure	₩ 1,578	₩ 2,754